PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	9 Months Ended
Sep. 30, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Summary of prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30,	December 31,
	2019	2018
Deferred offering costs	$—	$310
Prepaid research and development expenses	1,543	1,044
Prepaid rent expenses	78	65
Prepaid insurance expenses	1,934	1
Other prepaid expenses and current assets	525	78
Total prepaid expenses & other current assets	$4,080	$1,498